Land Use Rights, Net	6 Months Ended
Jun. 30, 2024
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 10 – LAND USE RIGHTS, NET

Land use rights, stated at cost less accumulated amortization, consisted of the following:

	As of June 30, 2024	As of December 31, 2023
Land use rights - cost	$9,780,042	$10,010,496
Less: accumulated amortization	(435,241)	(336,800)
Land use rights, net	$9,344,801	$9,673,696

For the six months ended June 30, 2024 and 2023, amortization expense amounted to $106,963 and $111,389, respectively. The following is a schedule of future amortization of land use rights as of June 30, 2024:

Year ending December 31,	Amount
2024	$106,195
2025	212,389
2026	212,389
2027	212,389
2028 and thereafter	8,601,439
Total	$9,344,801